CASH AND CASH EQUIVALENTS (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalents [abstract]
Cash	$ 728	$ 759
Cash subject to restriction	268	136
Short-term deposits	2	5
Total cash and cash equivalents	$ 998	$ 900	$ 607	$ 483